Janus Investment Fund

Janus Henderson All Asset Fund

Supplement dated June 22, 2018

to Currently Effective Prospectuses

The Board of Trustees (the “Trustees”) of Janus Investment Fund (the “Trust”) has approved a plan to liquidate and terminate Janus Henderson All Asset Fund (the “Fund”) with such liquidation effective on or about December 31, 2018, or at such other time as may be authorized by the Trustees (“Liquidation Date”). Termination of the Fund is expected to occur as soon as practicable following the Liquidation Date.

Effective July 9, 2018, the Fund will no longer accept investments by new shareholders. The Fund may be required to make a distribution of any income and/or capital gains in connection with its liquidation.

Shareholders of the Fund may redeem their shares or exchange their shares for shares of another Janus Henderson fund for which they are eligible to purchase at any time prior to the Liquidation Date. Effective July 9, 2018, any applicable contingent deferred sales charges (CDSCs) charged by the Fund will be waived for redemptions or exchanges. Exchanges by Class A shareholders into Class A Shares of another Janus Henderson fund are not subject to any applicable initial sales charge. If a shareholder has not redeemed their shares as of the Liquidation Date, the shareholder’s account will generally be automatically redeemed and proceeds will be sent to the shareholder of record. For shareholders holding shares through an intermediary, check with your intermediary regarding its fund liquidation policies and other Janus Henderson funds and share classes offered through your intermediary. For Class D shareholders investing through a tax-deferred account, their shares will be exchanged for Class D Shares of Janus Henderson Government Money Market Fund as soon as practicable following the Liquidation Date.

To prepare for the Fund’s liquidation, the Fund’s portfolio manager may increase the Fund’s assets held in cash and similar instruments in order to pay for Fund expenses and meet redemption requests. As a result, the Fund may deviate from its stated investment strategies and policies and accordingly cease being managed to meet its investment objective.

Additionally, any asset reductions and increases in cash and similar instruments could adversely affect the Fund’s short-term performance prior to the Liquidation Date. The Fund will incur transaction costs, such as brokerage commissions, when selling certain portfolio securities as a result of its plan to liquidate and terminate. These transaction costs may adversely affect performance.

Unless shares of the Fund are held in a tax-qualified account, the liquidation of shares held by a shareholder will generally be considered a taxable event. Shareholders should consult their personal tax adviser concerning their particular tax situation.

Shareholders may obtain additional information by calling their plan sponsor, broker-dealer, or financial institution, or by contacting a Janus Henderson representative at 1-877-335-2687 (or 1-800-525-3713 if you hold Class D Shares).

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson All Asset Fund

Supplement dated June 22, 2018

to Currently Effective Statement of Additional Information

The Board of Trustees (the “Trustees”) of Janus Investment Fund (the “Trust”) has approved a plan to liquidate and terminate Janus Henderson All Asset Fund (the “Fund”) with such liquidation effective on or about December 31, 2018, or at such other time as may be authorized by the Trustees (“Liquidation Date”). Termination of the Fund is expected to occur as soon as practicable following the Liquidation Date.

Effective July 9, 2018, the Fund will no longer accept investments by new shareholders. The Fund may be required to make a distribution of any income and/or capital gains in connection with its liquidation.

Shareholders of the Fund may redeem their shares or exchange their shares for shares of another Janus Henderson fund for which they are eligible to purchase at any time prior to the Liquidation Date. Effective July 9, 2018, any applicable contingent deferred sales charges (CDSCs) charged by the Fund will be waived for redemptions or exchanges. Exchanges by Class A shareholders into Class A Shares of another Janus Henderson fund are not subject to any applicable initial sales charge. If a shareholder has not redeemed their shares as of the Liquidation Date, the shareholder’s account will generally be automatically redeemed and proceeds will be sent to the shareholder of record. For shareholders holding shares through an intermediary, check with your intermediary regarding its fund liquidation policies and other Janus Henderson funds and share classes offered through your intermediary. For Class D shareholders investing through a tax-deferred account, their shares will be exchanged for Class D Shares of Janus Henderson Government Money Market Fund as soon as practicable following the Liquidation Date.

To prepare for the Fund’s liquidation, the Fund’s portfolio manager may increase the Fund’s assets held in cash and similar instruments in order to pay for Fund expenses and meet redemption requests. As a result, the Fund may deviate from its stated investment strategies and policies and accordingly cease being managed to meet its investment objective.

Additionally, any asset reductions and increases in cash and similar instruments could adversely affect the Fund’s short-term performance prior to the Liquidation Date. The Fund will incur transaction costs, such as brokerage commissions, when selling certain portfolio securities as a result of its plan to liquidate and terminate. These transaction costs may adversely affect performance.

Unless shares of the Fund are held in a tax-qualified account, the liquidation of shares held by a shareholder will generally be considered a taxable event. Shareholders should consult their personal tax adviser concerning their particular tax situation.

Shareholders may obtain additional information by calling their plan sponsor, broker-dealer, or financial institution, or by contacting a Janus Henderson representative at 1-877-335-2687 (or 1-800-525-3713 if you hold Class D Shares).

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson International Long/Short Equity Fund

Supplement dated June 22, 2018

to Currently Effective Prospectuses

The Board of Trustees (the “Trustees”) of Janus Investment Fund (the “Trust”) has approved a plan to liquidate and terminate Janus Henderson International Long/Short Equity Fund (the “Fund”) with such liquidation effective on or about August 24, 2018, or at such other time as may be authorized by the Trustees (“Liquidation Date”). Termination of the Fund is expected to occur as soon as practicable following the Liquidation Date.

Effective July 9, 2018, the Fund will no longer accept investments by new shareholders. The Fund may be required to make a distribution of any income and/or capital gains in connection with its liquidation.

Shareholders of the Fund may redeem their shares or exchange their shares for shares of another Janus Henderson fund for which they are eligible to purchase at any time prior to the Liquidation Date. Effective July 9, 2018, any applicable contingent deferred sales charges (CDSCs) charged by the Fund will be waived for redemptions or exchanges. Exchanges by Class A shareholders into Class A Shares of another Janus Henderson fund are not subject to any applicable initial sales charge. If a shareholder has not redeemed their shares as of the Liquidation Date, the shareholder’s account will generally be automatically redeemed and proceeds will be sent to the shareholder of record. For shareholders holding shares through an intermediary, check with your intermediary regarding its fund liquidation policies and other Janus Henderson funds and share classes offered through your intermediary. For Class D shareholders investing through a tax-deferred account, their shares will be exchanged for Class D Shares of Janus Henderson Government Money Market Fund as soon as practicable following the Liquidation Date.

To prepare for the Fund’s liquidation, the Fund’s portfolio managers may increase the Fund’s assets held in cash and similar instruments in order to pay for Fund expenses and meet redemption requests. As a result, the Fund may deviate from its stated investment strategies and policies and accordingly cease being managed to meet its investment objective.

Additionally, any asset reductions and increases in cash and similar instruments could adversely affect the Fund’s short-term performance prior to the Liquidation Date. The Fund will incur transaction costs, such as brokerage commissions, when selling certain portfolio securities as a result of its plan to liquidate and terminate. These transaction costs may adversely affect performance.

Unless shares of the Fund are held in a tax-qualified account, the liquidation of shares held by a shareholder will generally be considered a taxable event. Shareholders should consult their personal tax adviser concerning their particular tax situation.

Shareholders may obtain additional information by calling their plan sponsor, broker-dealer, or financial institution, or by contacting a Janus Henderson representative at 1-877-335-2687 (or 1-800-525-3713 if you hold Class D Shares).

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson International Long/Short Equity Fund

Supplement dated June 22, 2018

to Currently Effective Statement of Additional Information

The Board of Trustees (the “Trustees”) of Janus Investment Fund (the “Trust”) has approved a plan to liquidate and terminate Janus Henderson International Long/Short Equity Fund (the “Fund”) with such liquidation effective on or about August 24, 2018, or at such other time as may be authorized by the Trustees (“Liquidation Date”). Termination of the Fund is expected to occur as soon as practicable following the Liquidation Date.

Effective July 9, 2018, the Fund will no longer accept investments by new shareholders. The Fund may be required to make a distribution of any income and/or capital gains in connection with its liquidation.

Shareholders of the Fund may redeem their shares or exchange their shares for shares of another Janus Henderson fund for which they are eligible to purchase at any time prior to the Liquidation Date. Effective July 9, 2018, any applicable contingent deferred sales charges (CDSCs) charged by the Fund will be waived for redemptions or exchanges. Exchanges by Class A shareholders into Class A Shares of another Janus Henderson fund are not subject to any applicable initial sales charge. If a shareholder has not redeemed their shares as of the Liquidation Date, the shareholder’s account will generally be automatically redeemed and proceeds will be sent to the shareholder of record. For shareholders holding shares through an intermediary, check with your intermediary regarding its fund liquidation policies and other Janus Henderson funds and share classes offered through your intermediary. For Class D shareholders investing through a tax-deferred account, their shares will be exchanged for Class D Shares of Janus Henderson Government Money Market Fund as soon as practicable following the Liquidation Date.

To prepare for the Fund’s liquidation, the Fund’s portfolio managers may increase the Fund’s assets held in cash and similar instruments in order to pay for Fund expenses and meet redemption requests. As a result, the Fund may deviate from its stated investment strategies and policies and accordingly cease being managed to meet its investment objective.

Additionally, any asset reductions and increases in cash and similar instruments could adversely affect the Fund’s short-term performance prior to the Liquidation Date. The Fund will incur transaction costs, such as brokerage commissions, when selling certain portfolio securities as a result of its plan to liquidate and terminate. These transaction costs may adversely affect performance.

Unless shares of the Fund are held in a tax-qualified account, the liquidation of shares held by a shareholder will generally be considered a taxable event. Shareholders should consult their personal tax adviser concerning their particular tax situation.

Shareholders may obtain additional information by calling their plan sponsor, broker-dealer, or financial institution, or by contacting a Janus Henderson representative at 1-877-335-2687 (or 1-800-525-3713 if you hold Class D Shares).

Please retain this Supplement with your records.